Schedule of Fair Value of Stock Option Awards (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	37.45%		93.47%
Risk-free interest rate	3.58%		2.77%
Dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		2 years 10 months 17 days	2 years 6 months	2 years 6 months
Expected volatility		75.40%	100.81%	97.26%
Risk-free interest rate		3.71%	2.90%	0.18%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		3 years 3 months	3 years	3 years 3 months
Expected volatility		89.93%	110.74%	116.06%
Risk-free interest rate		4.27%	3.47%	0.81%